Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible debt - secured	$ 64,600	$ 4,452,183
Less: debt discount	0	0
Unsecured debt - net	64,600	4,452,183
Total debt	74,329	4,467,563	1,588,982
Less: current portion	(74,329)	(4,463,040)	(1,281,742)
Long term debt	0	4,523	307,240
Convertible Debt [Member]
Convertible debt - secured		0	1,749,764
Less: debt discount		0	(1,395,707)
Convertible debt - net		0	354,057
Auto Loan [Member]
Secured debt	9,729	15,380	26,236
Unsecured Debt [Member]
Convertible debt - secured		4,452,183	2,380,315	78,249
Less: debt discount		0	(1,171,626)
Unsecured debt - net	$ 64,600	$ 4,452,183	$ 1,208,689